16. Other Temporary Investments (Tables)	12 Months Ended
Dec. 31, 2017
Other Temporary Investments Tables
Other Temporary Investments

				Stock exchange		Stock exchange
		Shares		quotation		quotation
Investment	Investor	(quantity)	Type	per share (R$)	12.31.2017	per share (R$)	12.31.2016
Companhia de Saneamento do Paraná - Sanepar (16.1)	Copel	36,343,267	Preferred	-	-	10.75	390,690
Other investments	Copel				18,727		17,607
					18,727		408,297